PIMCO Funds

Supplement dated October 11, 2022 to the Bond Funds Prospectus, Credit Bond Funds Prospectus and Short Duration Strategy Funds Prospectus, each dated August 1, 2022, as supplemented from time to time (each, a “Prospectus”); and to the Statement of Additional Information dated August 1, 2022 as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Climate Bond Fund, PIMCO ESG Income Fund, PIMCO Low Duration ESG Fund, and PIMCO Total Return ESG Fund (each, a “Fund” and together, the “Funds”)

This supplement supersedes and replaces the supplement filed for the Funds on August 26, 2022.

PIMCO Climate Bond Fund

Effective November 1, 2022, the fourth sentence of the third paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

Unlabeled green bonds or climate-aligned bonds are securities of climate-aligned issuers with use of proceeds for climate-related projects and initiatives, and may be issued without formal third party verifications or frameworks.

In addition, effective November 1, 2022, the sixth paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the fossil fuel-related sectors, including distribution/retail, equipment and services, extraction and production, petrochemicals, pipelines and transportation and refining, and the production or distribution of coal and coal fired generation. The Fund may invest in the securities of issuers determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. Moreover, the Fund will not invest in the securities of any issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, or in the production or trade of pornographic materials. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. The Fund may invest in labeled green, sustainable, social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that the bond will or has been used to fund projects that include eligible benefits or, in the case of a sustainability-linked bond, that the bond includes sustainability-linked covenants.

In addition, effective October 11, 2022, the following sentence is added after the first sentence of the eighth paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus:

The Fund may invest in derivatives, such as credit default swaps, on indexes of securities which may include exposure to issuers that the Fund is not permitted to invest in directly.

PIMCO ESG Income Fund

Effective November 1, 2022, the sixth paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. To the extent possible on the basis of information available to PIMCO, an issuer will be deemed to be principally engaged in an activity if it derives more than 10% of its gross revenues from such activities. The Fund may also invest in labeled green, sustainable, social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that the bond will or has been used to fund projects that include eligible benefits or, in the case of a sustainability-linked bond, that the bond includes sustainability-linked covenants.

In addition, effective October 11, 2022, the following sentence is added after the first sentence of the ninth paragraph of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus:

The Fund may invest in derivatives, such as credit default swaps, on indexes of securities which may include exposure to issuers that the Fund is not permitted to invest in directly.

PIMCO Low Duration ESG Fund and PIMCO Total Return ESG Fund

Effective November 1, 2022, the sixth through tenth sentences of the first paragraph of the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:

The Fund will not invest in the securities of any non-governmental issuer determined by PIMCO to be engaged principally in the manufacture of alcoholic beverages, tobacco products or military equipment, the operation of gambling casinos, the production or trade of pornographic materials, or in the oil industry, including extraction, production, and refining or the production, distribution of coal and coal fired generation. The Fund can invest in the securities of any issuer determined by PIMCO to be engaged principally in biofuel production, natural gas generation and sales and trading activities. The Fund may also invest in labeled green, sustainable, social and sustainability-linked bonds from issuers involved in fossil fuel-related sectors. Labeled bonds are those issues with proceeds specifically earmarked to be used for climate, environmental sustainability and/or social projects and, in the case of sustainability-linked bonds, bonds that include sustainability-linked covenants, as explained by the issuer through use of a framework and/or legal documentation. Labeled bonds are often verified by a third party, which certifies that the bond will or has been used to fund projects that include eligible benefits or, in the case of a sustainability-linked bond, that the bond includes sustainability-linked covenants.

In addition, effective October 11, 2022, the following sentence is added after the first sentence of the fifth paragraph of the “Principal Investment Strategies” section of each Fund’s Fund Summary in the Prospectus:

The Fund may invest in derivatives, such as credit default swaps, on indexes of securities which may include exposure to issuers that the Fund is not permitted to invest in directly.

SAI

Effective November 1, 2022, the first five sentences of the third paragraph of the “Investment Objectives and Policies – Environment, Social Responsibility and Governance Policies” section of the SAI are deleted in their entirety.

Investors Should Retain This Supplement for Future Reference

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